Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Gain (loss) on cash flow hedges (interest-rate swap agreements) (Note 18)	$ (20)	$ 2
Loss on pension and other post-employment benefits (OPEB) transfer (Note 20)	(6)	0
Other	2	(1)
Other comprehensive income (loss)	(24)	1
Amount reclassified	$ 7	$ 0